FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	$ 26,854,944
Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	16,797,068
Year 2-3
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	9,857,876
Years 4 and after
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	200,000
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	12,806,458
Accounts payable and accrued liabilities | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	12,806,458
Accounts payable and accrued liabilities | Year 2-3
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	0
Accounts payable and accrued liabilities | Years 4 and after
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	0
Mortgage
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	13,248,486
Mortgage | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	3,790,610
Mortgage | Year 2-3
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	9,457,876
Mortgage | Years 4 and after
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	0
Promissory note
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	800,000
Promissory note | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	200,000
Promissory note | Year 2-3
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	400,000
Promissory note | Years 4 and after
Disclosure of detailed information about financial instruments [line items]
Contractual maturities of undiscounted cash flow	$ 200,000